Taxation - Movement of valuation allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Valuation allowance
Balance at beginning of the year	¥ 381,506	¥ 299,355
Additions	495,259	88,236
Reversals		(6,085)
Balance at end of the year	¥ 876,765	¥ 381,506